35 Financial Instruments (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value		R$ 11,435,636	R$ 10,198,325
Total financial assets, fair value		11,659,433	10,375,829
Total financial liabilities, book value		15,162,190	14,331,412
Total financial liabilities, fair value		15,229,002	14,349,047
Financial Liabilities at Amortised Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value		14,909,014	14,320,405
Total financial liabilities, fair value		14,975,826	14,338,040
Financial Liabilities at Amortised Cost [Member] | Sectorial Financial Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value	[1]	102,284	96,531
Total financial liabilities, fair value	[1]	102,284	96,531
Financial Liabilities at Amortised Cost [Member] | Ordinary Financing of Taxes With The Federal Tax Authorities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value		18,063	86,632
Total financial liabilities, fair value		18,001	84,383
Financial Liabilities at Amortised Cost [Member] | Special Tax Regularization Program - Pert [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value	[2]	497,207	518,442
Total financial liabilities, fair value	[2]	446,448	469,304
Financial Liabilities at Amortised Cost [Member] | Suppliers [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value		1,873,193	1,469,199
Total financial liabilities, fair value		1,873,193	1,469,199
Financial Liabilities at Amortised Cost [Member] | Loans and Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value	[2]	3,168,710	4,047,307
Total financial liabilities, fair value	[2]	3,204,188	4,012,621
Financial Liabilities at Amortised Cost [Member] | Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value	[3]	8,540,366	7,518,131
Total financial liabilities, fair value	[3]	8,540,366	7,518,133
Financial Liabilities at Amortised Cost [Member] | Payable Related To Concession [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value	[4]	612,587	584,163
Total financial liabilities, fair value	[4]	694,742	687,869
Financial Liabilities at Amortised Cost [Member] | Fair Value In the Purchase and Sale of Power [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value	[5]	251,973	11,007
Total financial liabilities, fair value	[5]	251,973	11,007
Financial Liabilities at Amortised Cost [Member] | Derivatives Fair Value - Forward Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value		1,203
Total financial liabilities, fair value		1,203
Financial Liabilities at Amortised Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value		253,176	11,007
Total financial liabilities, fair value		253,176	11,007
Fair Value Through Profit Or Loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value		4,942,562	3,498,102
Total financial assets, fair value		4,942,562	3,498,102
Fair Value Through Profit Or Loss [Member] | Cash And Cash Equivalents [Member] | Level 1 of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[1]	2,941,727	1,948,409
Total financial assets, fair value		2,941,727	1,948,409
Fair Value Through Profit Or Loss [Member] | Bonds And Securities [Member] | Level 1 of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[6]	2,429	696
Total financial assets, fair value	[6]	2,429	696
Fair Value Through Profit Or Loss [Member] | Bonds And Securities [Member] | Level 2 of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[6]	279,652	343,600
Total financial assets, fair value	[6]	279,652	343,600
Fair Value Through Profit Or Loss [Member] | Accounts Receivable Related To The Distribution Concession [Member] | Level 3 of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[7]	1,161,203	1,105,282
Total financial assets, fair value	[7]	1,161,203	1,105,282
Fair Value Through Profit Or Loss [Member] | Accounts Receivable Related To The Generation Concession [Member] | Level 1 of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[8]		65,811
Total financial assets, fair value	[8]		65,811
Fair Value Through Profit Or Loss [Member] | Accounts Receivable Related To The Generation Concession [Member] | Level 3 of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[8]	69,182
Total financial assets, fair value	[8]	69,182
Fair Value Through Profit Or Loss [Member] | Fair Value In The Purchase And Sale Of Power In The Active Market [Member] | Level 3 of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[9]	460,635	14,793
Total financial assets, fair value	[9]	460,635	14,793
Fair Value Through Profit Or Loss [Member] | Other Temporary Investments [Member] | Level 1 of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[10]	15,566	11,557
Total financial assets, fair value	[10]	15,566	11,557
Fair Value Through Profit Or Loss [Member] | Other Temporary Investments [Member] | Level 2 of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[10]	12,168	7,954
Total financial assets, fair value	[10]	12,168	7,954
Financial Assets at Amortised Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value		6,493,074	6,700,223
Total financial assets, fair value		6,716,871	6,877,727
Financial Assets at Amortised Cost [Member] | Collaterals And Escrow Accounts [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[1]	147	203
Total financial assets, fair value	[1]	147	203
Financial Assets at Amortised Cost [Member] | Collaterals And Escrow Accounts [Member] | Level 2 of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[2]		89,555
Total financial assets, fair value	[2]		76,524
Financial Assets at Amortised Cost [Member] | Collaterals And Escrow Accounts [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[2]	98,433
Total financial assets, fair value	[2]	102,733
Financial Assets at Amortised Cost [Member] | Trade Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[1]	3,182,567	3,107,006
Total financial assets, fair value	[1]	3,182,567	3,107,006
Financial Assets at Amortised Cost [Member] | CRC Transferred To The Parana State Government [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[11]	1,350,685	1,445,042
Total financial assets, fair value	[11]	1,479,683	1,546,469
Financial Assets at Amortised Cost [Member] | Sectorial Financial Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[1]	473,989	678,819
Total financial assets, fair value	[1]	473,989	678,819
Financial Assets at Amortised Cost [Member] | Accounts Receivable Related To The Concession - RBSE [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[7]	739,269
Total financial assets, fair value	[7]	739,269
Financial Assets at Amortised Cost [Member] | Accounts Receivable Related To The Concession - RBSE [Member] | Level 1 of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[7]		753,826
Total financial assets, fair value	[7]		753,826
Financial Assets at Amortised Cost [Member] | Accounts Receivable Related To The Concession - Bonus From The Grant [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[12]	647,984	625,772
Total financial assets, fair value	[12]	R$ 738,483	R$ 714,880

[1]	Equivalent to their respective carrying values due to their nature and terms of realization.
[2]	The cost of the last borrowing taken out by the Company is used as a basic assumption 120.0% of CDI, for discount of the expected payment flows.
[3]	Calculated from the Unit Price quotation (PU) for December 31, 2019, obtained from the Brazilian Association of Financial and Capital Markets (ANBIMA), net of unamortized financial cost.
[4]	Actual net discount rate of 8.26% p.a., in line with the Company's estimated rate for long-term projects.
[5]	Buildings under construction.
[6]	Fair value is calculated based on information made available by the financial agents and the market values of the bonds issued by the Brazilian government.
[7]	The criteria are disclosed in Note 4.4 to the financial statements.
[8]	The fair values of generation assets approximate their carrying amounts, according to Note 4.4 of these Financial Statements.
[9]	The fair values of assets and liabilities are equivalent to their carrying amounts according to Note 4.15 of these Financial Statements.
[10]	Investments in other companies, stated at fair value, which is calculated according to the price quotations published in an active market, for assets classified as level 1 and determined in view of the comparative assessment model for assets classified as level 2.
[11]	The Company based its calculation on the comparison with a long-term and post-fixed National Treasury Bond (NTN-B) maturing on August 15, 2026, which yields approximately 2.74% p.a. plus the IPCA inflation index.
[12]	Receivables related to the concession agreement for providing electricity generation services under quota arrangements, having their fair value calculated by expected cash inflows, discounted at the rate established by ANEEL auction notice 12/2015 (9.04%).